Capital surplus	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Capital surplus
20.
Capital surplus

Pursuant to the ROC Company Act, any capital surplus arising from paid-in capital in excess of par value on issuance of ordinary shares and donations can be used to cover accumulated deficits or to issue new shares or cash to shareholders in proportion to their share ownership, provided that the Company has no accumulated deficits. Furthermore, the ROC Securities and Exchange Act requires that the amount of capital surplus to be capitalized mentioned above may not exceed 10% of the paid-in capital each year. The capital surplus may not be used to cover accumulated deficits unless the legal reserve is insufficient.

	2020
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,674,242	369,241	7,304	6,050,787
Reclassifications	369,241	(369,241)	—	—
December 31	6,043,483	—	7,304	6,050,787

	2021
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	7,304	6,050,787
Changes in associates accounted for using equity method	—	4,834	4,834
December 31	6,043,483	12,138	6,055,621

	2022
	Share premium	Others	Total
	NT$000	NT$000	NT$000
January 1	6,043,483	12,138	6,055,621
Changes in associates accounted for using equity method	—	152	152
December 31	6,043,483	12,290	6,055,773